STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS' DEFICIT
Schedule of common stock reserved for future issuance

Legacy Warrants	$77,494
Public Warrants	9,200,000
Private Placement Warrants	3,040,000
July 2024 Warrants	750,000
Legacy Options	473,929
2023 Equity Incentive Plan	2,113,405
Total	$15,654,828

Schedule of common stock issued to extinguish obligations to certain vendors and lenders

Issuance Date	Shares Issued	Fair Value
9/12/2024*	2,433,550	$2,652,570
9/12/2024*	1,326,125	1,445,476
9/12/2024	189,375	206,419
9/24/2024	1,557,796	1,962,823
9/24/2024	269,648	339,756
11/13/2024	72,800	60,861
11/13/2024	136,000	113,696
12/27/2024	206,234	247,481
	6,534,776	$7,461,574

*Related party transaction. See Note 18 – Related Party Transactions for additional information.

Schedule of warrant activity

			Weighted-average
		Weighted-average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding at January 1, 2023	77,494	$3.61	9.2
Issued	—	—	—
Assumed	—	—	—
Expired	—	—	—
Outstanding at December 31, 2023	77,494	3.61	8.2
Issued	—	—	—
Assumed	12,990,000	11.50	—
Expired	—	—	—
Outstanding at December 31, 2024	13,067,494	$11.45	4.6
Exercisable at December 31, 2024	13,067,494	$11.45	4.6